Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Income Tax Provision [Abstract]
Current income tax expense		$ 31,512	$ 12,859
Deferred tax expense (benefit)	873,102	(716,922)	(296,444)
Income tax expense (benefit)	$ 873,102	$ (685,410)	$ (283,585)